Employee benefit plans - Summary of defined benefit plans' weighted average asset allocation percentages by asset category (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee benefit plans
Investment funds
Money market	0.00%	2.00%
Canadian fixed income	0.00%	98.00%
Other	0.00%	0.00%
Total	0.00%	100.00%
Employee benefit plans | Canada
Investment funds
Equities	0.00%	0.00%
Employee benefit plans | UNITED STATES
Investment funds
Equities	0.00%	0.00%
Employee benefit plans | Other jurisdictions
Investment funds
Equities	0.00%	0.00%
SERP
Investment funds
Money market	80.00%	7.00%
Canadian fixed income	0.00%	0.00%
Other	20.00%	93.00%
Total	100.00%	100.00%
SERP | Canada
Investment funds
Equities	0.00%	0.00%
SERP | UNITED STATES
Investment funds
Equities	0.00%	0.00%
SERP | Other jurisdictions
Investment funds
Equities	0.00%	0.00%